Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables.
Trade payables	$ 167,235	$ 208,850
Short-term employee benefits accruals	75,259	83,737
Gross-to-net accruals	8,715
Other	6,485	828
Total trade and other payables	$ 257,694	$ 293,415